Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Antidilutive Shares (Details) - Common Class A [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	10,784,068	1,507,221
Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		22,608,312
Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(21,101,091)
RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	591,882	1,074,790
RSUs [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		16,121,844
RSUs [Member] | Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(15,047,054)
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		432,431
Stock Option [Member] | Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		6,486,468
Stock Option [Member] | Impact of Reverse Stock Split [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		(6,054,037)